FAIR VALUE OF ASSETS AND LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2023
Fair Value of Assets and Liabilities [Abstract]
Schedule of Assets and Liabilities Measured at Fair Value	The following tables present the fair value hierarchy for assets and liabilities measured at fair value on a recurring basis subsequent to initial recognition:
				Total
December 31, 2022	Level 1	Level 2	Level 3	Fair Value
	RMB	RMB	RMB	RMB
Assets
Investment in marketable securities	200,679	—	—	200,679
Total Assets	200,679	—	—	200,679
December 31, 2023
Assets
Available for sale investment	—	—	35,085	35,085
Investment in marketable securities	427,966	—	—	427,966
Total Assets	427,966	—	35,085	463,051